N-4	Oct. 30, 2026 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	USL Separate Account RS
Entity Central Index Key	0002041358
Entity Investment Company Type	N-4
Document Period End Date	Oct. 30, 2026
Amendment Flag	false
C000257295 [Member]
Item 3. Key Information [Line Items]
Ongoing Fees and Expenses [Table Text Block]
In the “Key Information: Important Information You Should Consider About the Contract” section, the following changes are made:

•	In the “Ongoing Fees and Expenses (annual charges)” section of the “FEES AND EXPENSES” table, the minimum fee for Investment Options is 0.19% and the Lowest Annual Cost is $399.
•	In the “Ongoing Fees and Expenses (annual charges)” section of the “FEES AND EXPENSES” table, the maximum fee for Investment Options is 1.15% and the Highest Annual Cost is $1,390.
In the “Fee Tables” section in the prospectus and the “Additional Information About Fees” section in the initial summary prospectus, the following changes are made:

•	In the “Annual Fund Expenses” table, the minimum Annual Fund Expenses is 0.19%
•	In the “Annual Fund Expenses” table, the maximum Annual Fund Expenses is 1.15%.
•	In the “Examples” section, the following replaces the fee examples applicable to your Contract.

Investment Options (of Other Amount) Minimum [Percent]	0.19%
Investment Options (of Other Amount) Maximum [Percent]	1.15%
Lowest Annual Cost [Dollars]	$ 399
Highest Annual Cost [Dollars]	$ 1,390
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]
The first set of examples assumes the most expensive combination of annual Contract expenses and annual Portfolio Company expenses. Based on these assumptions, your costs would be:
(1) If you surrender your Contract at the end of the applicable time period:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$6,053	$9,323	$12,476	$16,427
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$6,039	$9,279	$12,403	$16,289
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$1,375	$4,279	$7,403	$16,289

(2) If you annuitize your Contract or you do not surrender your Contract:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$1,390	$4,323	$7,476	$16,427
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$1,375	$4,279	$7,403	$16,289
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$1,375	$4,279	$7,403	$16,289
The second set of examples assumes the least expensive combination of annual Contract expenses and annual Portfolio Company expenses. Based on these assumptions, your costs would be:
(1) If you surrender your Contract at the end of the applicable time pe ri
od:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$5,121	$6,299	$7,266	$5,099
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$ 5,106	$6,254	$7,192	$4,952
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$399	$1,254	$2,192	$4,952
(2) If you annuitize your Contract or you do
not
surrender your Contract:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$414	$1,299	$2,266	$5,099
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$399	$1,254	$2,192	$4,952
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$399	$1,254	$2,192	$4,952

Portfolio Company Expenses Before Waivers and Reimbursement Minimum [Percent]	0.19%
Portfolio Company Expenses Before Waivers and Reimbursement Maximum [Percent]	1.15%
Surrender Example [Table Text Block]
(1) If you surrender your Contract at the end of the applicable time period:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$6,053	$9,323	$12,476	$16,427
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$6,039	$9,279	$12,403	$16,289
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$1,375	$4,279	$7,403	$16,289
(1) If you surrender your Contract at the end of the applicable time pe ri
od:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$5,121	$6,299	$7,266	$5,099
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$ 5,106	$6,254	$7,192	$4,952
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$399	$1,254	$2,192	$4,952

Annuitize Example [Table Text Block]
(2) If you annuitize your Contract or you do not surrender your Contract:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$1,390	$4,323	$7,476	$16,427
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$1,375	$4,279	$7,403	$16,289
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$1,375	$4,279	$7,403	$16,289
(2) If you annuitize your Contract or you do
not
surrender your Contract:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$414	$1,299	$2,266	$5,099
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$399	$1,254	$2,192	$4,952
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$399	$1,254	$2,192	$4,952

No Surrender Example [Table Text Block]
(2) If you annuitize your Contract or you do not surrender your Contract:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$1,390	$4,323	$7,476	$16,427
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$1,375	$4,279	$7,403	$16,289
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$1,375	$4,279	$7,403	$16,289
(2) If you annuitize your Contract or you do
not
surrender your Contract:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$414	$1,299	$2,266	$5,099
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$399	$1,254	$2,192	$4,952
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$399	$1,254	$2,192	$4,952

Variable Option [Line Items]
Prospectuses Available [Text Block]	The following table replaces the current table in its entirety in Appendix A:
Portfolio Companies [Table Text Block]

				Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s)1	Current Expenses	Platform Charge6		1 Year	5 Year	10 Year (or life of fund)
Domestic Large-Cap Equity	American Beacon Man Large Cap Growth Fund3, 5 – Investor Class Adviser: American Beacon Advisors, Inc. Sub-Adviser: Numeric Investors LLC	1.12%	None	1.12%	15.86%	11.19%	13.94%
	Capital Appreciation Fund2 Adviser: VALIC Sub-Adviser: Columbia Management Investment Advisers, LLC	0.68%	None	0.68%	14.19%	14.69%	15.33%
	Dividend Value Fund2, 5 Adviser: VALIC Sub-Advisers: BlackRock Investment Management, LLC and ClearBridge Investments, LLC	0.67%	None	0.67%	18.21%	11.55%	10.40%
	Growth Fund2, 5 Adviser: VALIC Sub-Advisers: BlackRock	0.61%	None	0.61%	14.57%	11.57%	15.67%
	Large Cap Core Fund2 Adviser: VALIC Sub-Adviser: T. Rowe Price and JPMIM	0.68%	None	0.68%	9.81%	10.02%	14.27%
	Nasdaq-100® Index Fund2, 5 Adviser: VALIC Sub-Adviser: BlackRock	0.42%	None	0.42%	20.42%	14.73%	19.06%
	Stock Index Fund2, 5 Adviser: VALIC Sub-Adviser: BlackRock	0.22%	None	0.22%	17.55%	14.08%	14.46%
	Systematic Core Fund2, 5 Adviser: VALIC Sub-Adviser: GSAM	0.63%	None	0.63%	14.77%	12.45%	13.89%
	Systematic Growth Fund2, 5 Adviser: VALIC Sub-Advisers: GSAM and Wellington Management Company LLP	0.64%	None	0.64%	17.66%	10.29%	14.83%
	Systematic Value Fund2, 5 Adviser: VALIC Sub-Adviser: Wellington Management	0.64%	None	0.64%	17.41%	13.25%	10.31%

				Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s) 1	Current Expenses	Platform Charge 6		1 Year	5 Year	10 Year (or life of fund)
	U.S. Socially Responsible Fund 2 Adviser: VALIC Sub-Adviser: BlackRock	0.36%	None	0.36%	14.73%	11.77%	12.91%
	Vanguard Windsor II Fund 3 – Investor Shares Advisers: Aristotle Capital Management, LLC; Hotchkis and Wiley Capital Management, LLC; Lazard Asset Management LLC; and Sanders Capital, LLC	0.33%	0.25%	0.58%	18.56%	12.89%	12.61%
Domestic Mid- Cap Equity	Ariel Appreciation Fund 3 – Investor Class Adviser: Ariel Investments, LLC	1.15%	None	1.15%	11.11%	7.57%	7.95%
	Mid Cap Strategic Growth Fund 2 Adviser: VALIC Sub-Advisers: Janus Henderson Investors US LLC and Voya Investment Management Co. LLC	0.73%	None	0.73%	11.34%	7.88%	13.56%
	Mid Cap Value Fund 2 Adviser: VALIC Sub-Advisers: Boston Partners Global Investors, Inc. d/b/a Boston Partners and Wellington Management	0.81%	None	0.81%	7.23%	10.19%	9.29%
	Mid Cap Index Fund 2 Adviser: VALIC Sub-Adviser: BlackRock	0.36%	None	0.36%	6.95%	8.68%	10.34%
Domestic Small-Cap Equity	Ariel Fund 3 – Investor Class Adviser: Ariel	1.01%	None	1.01%	14.15%	9.36%	9.51%
	Small Cap Core Fund 2 Adviser: VALIC Sub-Adviser: Invesco Advisers, Inc.	0.83%	None	0.83%	-3.03%	6.57%	8.39%
	Small Cap Growth Fund 2, 5 Adviser: VALIC Sub-Advisers: American Century Investment Management, Inc. and T. Rowe Price Associates, Inc. and T. Rowe Price Investment Management, Inc.	0.88%	None	0.88%	9.20%	-2.35%	11.01%
	Small Cap Index Fund 2, 5 Adviser: VALIC Sub-Adviser: BlackRock	0.36%	None	0.36%	12.23%	5.69%	9.27%
	Small Cap Value Fund 2, 5 Adviser: VALIC Sub-Adviser: JPMIM	0.85%	None	0.85%	12.16%	9.55%	8.54%
Global Equity (International and Domestic)	Global Strategy Fund 2, 5 Adviser: VALIC Sub-Advisers: Franklin Advisers, Inc. and Brandywine Global Investment Management LLC	0.63%	None	0.63%	20.73%	7.18%	5.85%
	International Socially Responsible Fund 2, 5 Adviser: VALIC Sub-Adviser: BlackRock	0.57%	None	0.57%	27.32%	7.80%	9.10%

				Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s) 1	Current Expenses	Platform Charge 6		1 Year	5 Year	10 Year (or life of fund)
International Equity	Emerging Economies Fund 2 Adviser: VALIC Sub-Adviser: BlackRock	0.99%	None	0.99%	30.11%	4.19%	8.04%
	International Equities Index Fund 2, 5 Adviser: VALIC Sub-Adviser: BlackRock	0.39%	None	0.39%	30.81%	8.47%	7.82%
	International Growth Fund 2, 5 Adviser: VALIC Sub-Advisers: MSIM Inc.	0.82%	None	0.82%	16.07%	1.86%	8.33%
	International Opportunities Fund 2, 5 Adviser: VALIC Sub-Advisers: Invesco and Wellington Management	1.05%	None	1.05%	27.46%	2.74%	6.76%
	International Value Fund 2, 5 Adviser: VALIC Sub-Advisers: GSAM and Columbia Management Investment Advisers, LLC	0.78%	None	0.78%	39.97%	10.60%	8.10%
Specialty	Global Real Estate Fund 2 Adviser: VALIC Sub-Advisers: Duff & Phelps Investment Management Co.	0.88%	None	0.88%	7.70%	1.77%	3.39%
	Invesco Balanced-Risk Commodity Strategy Fund 3, 5 – Class R5 Adviser: Invesco Advisers, Inc.	1.05%	None	1.05%	18.94%	9.41%	6.23%
	Science & Technology Fund 2, 5 Adviser: VALIC Sub-Advisers: Voya IM and BlackRock	0.91%	None	0.91%	22.57%	11.59%	18.92%
Hybrid (Equity and Fixed Income)	Aggressive Allocation Lifestyle Fund 2, 5 Adviser: VALIC Sub-Adviser: JPMIM	0.56%	None	0.56%	16.94%	8.73%	9.38%
	Asset Allocation Fund 2, 5 Adviser: VALIC Sub-Adviser: JPMIM	0.66%	None	0.66%	11.50%	8.17%	7.75%
	Conservative Allocation Lifestyle Fund 2, 5 Adviser: VALIC Sub-Adviser: JPMIM	0.60%	None	0.60%	11.79%	4.34%	5.85%
	Moderate Allocation Lifestyle Fund 2, 5 Adviser: VALIC Sub-Adviser: JPMIM	0.57%	None	0.57%	14.40%	7.01%	8.10%
	T. Rowe Price Retirement 2015 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.74%	None	0.74%	11.83%	5.05%	6.89%
	T. Rowe Price Retirement 2020 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.76%	None	0.76%	12.23%	5.34%	7.42%

				Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s) 1	Current Expenses	Platform Charge 6		1 Year	5 Year	10 Year (or life of fund)
	T. Rowe Price Retirement 2025 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.78%	None	0.78%	12.71%	5.76%	8.03%
	T. Rowe Price Retirement 2030 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.80%	None	0.80%	14.10%	6.51%	8.77%
	T. Rowe Price Retirement 2035 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.83%	None	0.83%	15.84%	7.42%	9.50%
	T. Rowe Price Retirement 2040 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.84%	None	0.84%	17.16%	8.17%	10.12%
	T. Rowe Price Retirement 2045 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.85%	None	0.85%	18.23%	8.77%	10.55%
	T. Rowe Price Retirement 2050 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.87%	None	0.87%	18.53%	8.95%	10.63%
	T. Rowe Price Retirement 2055 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.88%	None	0.88%	18.70%	8.97%	10.63%
	T. Rowe Price Retirement 2060 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	18.63%	8.96%	10.62%
	T. Rowe Price Retirement 2065 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	18.61%	9.11%	10.90%
	T. Rowe Price Retirement 2070 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	21.26%	N/A	22.55%*
	Vanguard LifeStrategy 40/60 Fund 3, 4 – Investor Shares Adviser: The Vanguard Group, Inc.	0.10%	0.25%	0.35%	12.86%	4.24%	6.12%
	Vanguard LifeStrategy 80/20 Fund 3, 4 – Investor Shares Adviser: Vanguard	0.10%	0.25%	0.35%	19.63%	8.76%	10.03%
	Vanguard LifeStrategy 60/40 Fund 3, 4 – Investor Shares Adviser: Vanguard	0.10%	0.25%	0.35%	16.24%	6.49%	8.09%
	Vanguard Wellington Fund 3 – Investor Shares Adviser: Wellington Management	0.24%	0.25%	0.49%	16.48%	9.28%	10.02%
Fixed Income	Core Bond Fund 2 Adviser: VALIC Sub-Advisers: PineBridge Investments LLC and JPMIM	0.48%	None	0.48%	7.64%	-0.16%	2.36%
	Goldman Sachs VIT Government Money Market Fund 5 – Institutional Shares Adviser: Goldman Sachs	0.18%	None	0.18%	4.20%	3.18%	2.11%

				Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s) 1	Current Expenses	Platform Charge 6		1 Year	5 Year	10 Year (or life of fund)
	Government Securities Fund 2 Adviser: VALIC Sub-Adviser: JPMIM	0.56%	None	0.56%	6.66%	-0.49%	1.41%
	High Yield Bond Fund 2, 5 Adviser: VALIC Sub-Adviser: Wellington Management Company LLP.	0.68%	None	0.68%	9.37%	4.20%	5.92%
	Inflation Protected Fund 2, 5 Adviser: VALIC Sub-Adviser: Wellington Management	0.53%	None	0.53%	6.00%	1.06%	2.86%
	International Government Bond Fund 2 Adviser: VALIC Sub-Adviser: PineBridge Investments LLC.	0.77%	None	0.77%	9.15%	-2.01%	1.64%
	Vanguard Long-Term Investment-Grade Fund 3 – Investor Shares Advisers: Wellington Management and Vanguard	0.21%	None	0.21%	7.18%	-3.74%	2.68%
	Vanguard Long-Term Treasury Fund 3 – Investor Shares Adviser: Vanguard	0.20%	None	0.20%	5.54%	-7.30%	-0.04%

C000257295 [Member] | American Beacon Man Large Cap Growth Fund Investor [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Domestic Large-Cap Equity
Portfolio Company Name [Text Block]	American Beacon Man Large Cap Growth Fund
Portfolio Company Adviser [Text Block]	American Beacon Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Numeric Investors LLC
Current Expenses [Percent]	1.12%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	15.86%
Average Annual Total Returns, 5 Years [Percent]	11.19%
Average Annual Total Returns, 10 Years [Percent]	13.94%
C000257295 [Member] | VALIC Company I Capital Appreciation Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Capital Appreciation Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	14.19%
Average Annual Total Returns, 5 Years [Percent]	14.69%
Average Annual Total Returns, 10 Years [Percent]	15.33%
C000257295 [Member] | VALIC Company I Dividend Value Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Dividend Value Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC and ClearBridge Investments, LLC
Current Expenses [Percent]	0.67%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	18.21%
Average Annual Total Returns, 5 Years [Percent]	11.55%
Average Annual Total Returns, 10 Years [Percent]	10.40%
C000257295 [Member] | VALIC Company I Growth Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Growth Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.61%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	14.57%
Average Annual Total Returns, 5 Years [Percent]	11.57%
Average Annual Total Returns, 10 Years [Percent]	15.67%
C000257295 [Member] | VALIC Company I Large Cap Core Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Large Cap Core Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	T. Rowe Price and JPMIM
Current Expenses [Percent]	0.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	9.81%
Average Annual Total Returns, 5 Years [Percent]	10.02%
Average Annual Total Returns, 10 Years [Percent]	14.27%
C000257295 [Member] | VALIC Company I Nasdaq 100 Index Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nasdaq-100® Index Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.42%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	20.42%
Average Annual Total Returns, 5 Years [Percent]	14.73%
Average Annual Total Returns, 10 Years [Percent]	19.06%
C000257295 [Member] | VALIC Company I Stock Index Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Stock Index Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.22%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.22%
Average Annual Total Returns, 1 Year [Percent]	17.55%
Average Annual Total Returns, 5 Years [Percent]	14.08%
Average Annual Total Returns, 10 Years [Percent]	14.46%
C000257295 [Member] | VALIC Company I Systematic Core Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Systematic Core Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	GSAM
Current Expenses [Percent]	0.63%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	14.77%
Average Annual Total Returns, 5 Years [Percent]	12.45%
Average Annual Total Returns, 10 Years [Percent]	13.89%
C000257295 [Member] | VALIC Company I Systematic Growth Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Systematic Growth Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	GSAM and Wellington Management Company LLP
Current Expenses [Percent]	0.64%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	17.66%
Average Annual Total Returns, 5 Years [Percent]	10.29%
Average Annual Total Returns, 10 Years [Percent]	14.83%
C000257295 [Member] | VALIC Company I Systematic Value Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Systematic Value Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Wellington Management
Current Expenses [Percent]	0.64%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	17.41%
Average Annual Total Returns, 5 Years [Percent]	13.25%
Average Annual Total Returns, 10 Years [Percent]	10.31%
C000257295 [Member] | VALIC Company I US Socially Responsible Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	U.S. Socially Responsible Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.36%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	14.73%
Average Annual Total Returns, 5 Years [Percent]	11.77%
Average Annual Total Returns, 10 Years [Percent]	12.91%
C000257295 [Member] | Vanguard Windsor II Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Windsor II Fund
Portfolio Company Adviser [Text Block]	Aristotle Capital Management, LLC; Hotchkis and Wiley Capital Management, LLC; Lazard Asset Management LLC; and Sanders Capital, LLC
Current Expenses [Percent]	0.33%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	18.56%
Average Annual Total Returns, 5 Years [Percent]	12.89%
Average Annual Total Returns, 10 Years [Percent]	12.61%
C000257295 [Member] | Ariel Appreciation Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Domestic Mid- Cap Equity
Portfolio Company Name [Text Block]	Ariel Appreciation Fund
Portfolio Company Adviser [Text Block]	Ariel Investments, LLC
Current Expenses [Percent]	1.15%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	11.11%
Average Annual Total Returns, 5 Years [Percent]	7.57%
Average Annual Total Returns, 10 Years [Percent]	7.95%
C000257295 [Member] | VALIC Company I Mid Cap Strategic Growth Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Mid Cap Strategic Growth Fund
Portfolio Company Subadviser [Text Block]	Janus Henderson Investors US LLC and Voya Investment Management Co. LLC
Current Expenses [Percent]	0.73%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	11.34%
Average Annual Total Returns, 5 Years [Percent]	7.88%
Average Annual Total Returns, 10 Years [Percent]	13.56%
C000257295 [Member] | VALIC Company I Mid Cap Value Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Mid Cap Value Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Boston Partners Global Investors, Inc. d/b/a Boston Partners and Wellington Management
Current Expenses [Percent]	0.81%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	7.23%
Average Annual Total Returns, 5 Years [Percent]	10.19%
Average Annual Total Returns, 10 Years [Percent]	9.29%
C000257295 [Member] | VALIC Company I Mid Cap Index Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Mid Cap Index Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.36%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	6.95%
Average Annual Total Returns, 5 Years [Percent]	8.68%
Average Annual Total Returns, 10 Years [Percent]	10.34%
C000257295 [Member] | Ariel Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Domestic Small-Cap Equity
Portfolio Company Name [Text Block]	Ariel Fund
Portfolio Company Adviser [Text Block]	Ariel
Current Expenses [Percent]	1.01%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	14.15%
Average Annual Total Returns, 5 Years [Percent]	9.36%
Average Annual Total Returns, 10 Years [Percent]	9.51%
C000257295 [Member] | VALIC Company I Small Cap Core Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Small Cap Core Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.83%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	(3.03%)
Average Annual Total Returns, 5 Years [Percent]	6.57%
Average Annual Total Returns, 10 Years [Percent]	8.39%
C000257295 [Member] | VALIC Company I Small Cap Growth Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Small Cap Growth Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc. and T. Rowe Price Associates, Inc. and T. Rowe Price Investment Management, Inc.
Current Expenses [Percent]	0.88%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	9.20%
Average Annual Total Returns, 5 Years [Percent]	(2.35%)
Average Annual Total Returns, 10 Years [Percent]	11.01%
C000257295 [Member] | VALIC Company I Small Cap Index Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Small Cap Index Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.36%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	12.23%
Average Annual Total Returns, 5 Years [Percent]	5.69%
Average Annual Total Returns, 10 Years [Percent]	9.27%
C000257295 [Member] | VALIC Company I Small Cap Value Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Small Cap Value Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.85%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	12.16%
Average Annual Total Returns, 5 Years [Percent]	9.55%
Average Annual Total Returns, 10 Years [Percent]	8.54%
C000257295 [Member] | VALIC Company I Global Strategy Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Global Equity (International and Domestic)
Portfolio Company Name [Text Block]	Global Strategy Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc. and Brandywine Global Investment Management LLC
Current Expenses [Percent]	0.63%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	20.73%
Average Annual Total Returns, 5 Years [Percent]	7.18%
Average Annual Total Returns, 10 Years [Percent]	5.85%
C000257295 [Member] | VALIC Company I International Socially Responsible Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	International Socially Responsible Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.57%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	27.32%
Average Annual Total Returns, 5 Years [Percent]	7.80%
Average Annual Total Returns, 10 Years [Percent]	9.10%
C000257295 [Member] | VALIC Company I Emerging Economies Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	Emerging Economies Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.99%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	30.11%
Average Annual Total Returns, 5 Years [Percent]	4.19%
Average Annual Total Returns, 10 Years [Percent]	8.04%
C000257295 [Member] | VALIC Company I International Equities Index Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	International Equities Index Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.39%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	30.81%
Average Annual Total Returns, 5 Years [Percent]	8.47%
Average Annual Total Returns, 10 Years [Percent]	7.82%
C000257295 [Member] | VALIC Company I International Growth Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	International Growth Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	MSIM Inc.
Current Expenses [Percent]	0.82%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	16.07%
Average Annual Total Returns, 5 Years [Percent]	1.86%
Average Annual Total Returns, 10 Years [Percent]	8.33%
C000257295 [Member] | VALIC Company I International Opportunities Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	International Opportunities Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Invesco and Wellington Management
Current Expenses [Percent]	1.05%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	27.46%
Average Annual Total Returns, 5 Years [Percent]	2.74%
Average Annual Total Returns, 10 Years [Percent]	6.76%
C000257295 [Member] | VALIC Company I International Value Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	International Value Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	GSAM and Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.78%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	39.97%
Average Annual Total Returns, 5 Years [Percent]	10.60%
Average Annual Total Returns, 10 Years [Percent]	8.10%
C000257295 [Member] | VALIC Company I Global Real Estate Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Global Real Estate Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Duff & Phelps Investment Management Co.
Current Expenses [Percent]	0.88%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	7.70%
Average Annual Total Returns, 5 Years [Percent]	1.77%
Average Annual Total Returns, 10 Years [Percent]	3.39%
C000257295 [Member] | Invesco Balanced Risk Commodity Strategy Fund R5 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco Balanced-Risk Commodity Strategy Fund
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.05%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	18.94%
Average Annual Total Returns, 5 Years [Percent]	9.41%
Average Annual Total Returns, 10 Years [Percent]	6.23%
C000257295 [Member] | VALIC Company I Science And Technology Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Science & Technology Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Voya IM and BlackRock
Current Expenses [Percent]	0.91%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	22.57%
Average Annual Total Returns, 5 Years [Percent]	11.59%
Average Annual Total Returns, 10 Years [Percent]	18.92%
C000257295 [Member] | VALIC Company I Aggressive Allocation Lifestyle Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Hybrid (Equity and Fixed Income)
Portfolio Company Name [Text Block]	Aggressive Allocation Lifestyle Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.56%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	16.94%
Average Annual Total Returns, 5 Years [Percent]	8.73%
Average Annual Total Returns, 10 Years [Percent]	9.38%
C000257295 [Member] | VALIC Company I Asset Allocation Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Asset Allocation Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.66%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	11.50%
Average Annual Total Returns, 5 Years [Percent]	8.17%
Average Annual Total Returns, 10 Years [Percent]	7.75%
C000257295 [Member] | VALIC Company I Conservative Allocation Lifestyle Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Conservative Allocation Lifestyle Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.60%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	11.79%
Average Annual Total Returns, 5 Years [Percent]	4.34%
Average Annual Total Returns, 10 Years [Percent]	5.85%
C000257295 [Member] | VALIC Company I Moderate Allocation Lifestyle Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Moderate Allocation Lifestyle Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.57%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	14.40%
Average Annual Total Returns, 5 Years [Percent]	7.01%
Average Annual Total Returns, 10 Years [Percent]	8.10%
C000257295 [Member] | T Rowe Price Retirement 2015 Advisor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2015 Fund
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.74%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	11.83%
Average Annual Total Returns, 5 Years [Percent]	5.05%
Average Annual Total Returns, 10 Years [Percent]	6.89%
C000257295 [Member] | T Rowe Price Retirement 2020 Advisor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2020 Fund
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.76%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	12.23%
Average Annual Total Returns, 5 Years [Percent]	5.34%
Average Annual Total Returns, 10 Years [Percent]	7.42%
C000257295 [Member] | T Rowe Price Retirement 2025 Advisor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2025 Fund
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.78%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	12.71%
Average Annual Total Returns, 5 Years [Percent]	5.76%
Average Annual Total Returns, 10 Years [Percent]	8.03%
C000257295 [Member] | T Rowe Price Retirement 2030 Advisor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2030 Fund
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.80%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	14.10%
Average Annual Total Returns, 5 Years [Percent]	6.51%
Average Annual Total Returns, 10 Years [Percent]	8.77%
C000257295 [Member] | T Rowe Price Retirement 2035 Advisor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2035 Fund
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.83%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	15.84%
Average Annual Total Returns, 5 Years [Percent]	7.42%
Average Annual Total Returns, 10 Years [Percent]	9.50%
C000257295 [Member] | T Rowe Price Retirement 2040 Advisor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2040 Fund
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.84%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	17.16%
Average Annual Total Returns, 5 Years [Percent]	8.17%
Average Annual Total Returns, 10 Years [Percent]	10.12%
C000257295 [Member] | T Rowe Price Retirement 2045 Advisor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2045 Fund
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.85%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	18.23%
Average Annual Total Returns, 5 Years [Percent]	8.77%
Average Annual Total Returns, 10 Years [Percent]	10.55%
C000257295 [Member] | T Rowe Price Retirement 2050 Advisor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2050 Fund
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.87%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	18.53%
Average Annual Total Returns, 5 Years [Percent]	8.95%
Average Annual Total Returns, 10 Years [Percent]	10.63%
C000257295 [Member] | T Rowe Price Retirement 2055 Advisor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2055 Fund
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.88%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	18.70%
Average Annual Total Returns, 5 Years [Percent]	8.97%
Average Annual Total Returns, 10 Years [Percent]	10.63%
C000257295 [Member] | T Rowe Price Retirement 2060 Advisor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2060 Fund
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	18.63%
Average Annual Total Returns, 5 Years [Percent]	8.96%
Average Annual Total Returns, 10 Years [Percent]	10.62%
C000257295 [Member] | T Rowe Price Retirement 2065 Advisor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2065 Fund
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	18.61%
Average Annual Total Returns, 5 Years [Percent]	9.11%
Average Annual Total Returns, 10 Years [Percent]	10.90%
C000257295 [Member] | T Rowe Price Retirement 2070 Advisor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2070 Fund
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	21.26%
Average Annual Total Returns, 10 Years [Percent]	22.55%
C000257295 [Member] | Vanguard LifeStrategy 40/60 Fund Investor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard LifeStrategy 40/60 Fund
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.10%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	12.86%
Average Annual Total Returns, 5 Years [Percent]	4.24%
Average Annual Total Returns, 10 Years [Percent]	6.12%
C000257295 [Member] | Vanguard LifeStrategy 80/20 Fund Investor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard LifeStrategy 80/20 Fund
Portfolio Company Adviser [Text Block]	Vanguard
Current Expenses [Percent]	0.10%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	19.63%
Average Annual Total Returns, 5 Years [Percent]	8.76%
Average Annual Total Returns, 10 Years [Percent]	10.03%
C000257295 [Member] | Vanguard LifeStrategy 60/40 Fund Investor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard LifeStrategy 60/40 Fund
Portfolio Company Adviser [Text Block]	Vanguard
Current Expenses [Percent]	0.10%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	16.24%
Average Annual Total Returns, 5 Years [Percent]	6.49%
Average Annual Total Returns, 10 Years [Percent]	8.09%
C000257295 [Member] | Vanguard Wellington Fund Investor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Wellington Fund
Portfolio Company Adviser [Text Block]	Wellington Management
Current Expenses [Percent]	0.24%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	16.48%
Average Annual Total Returns, 5 Years [Percent]	9.28%
Average Annual Total Returns, 10 Years [Percent]	10.02%
C000257295 [Member] | VALIC Company I Core Bond Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Core Bond Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	PineBridge Investments LLC and JPMIM
Current Expenses [Percent]	0.48%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	7.64%
Average Annual Total Returns, 5 Years [Percent]	(0.16%)
Average Annual Total Returns, 10 Years [Percent]	2.36%
C000257295 [Member] | Goldman Sachs VIT Government Money Market Fund Institutional [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Goldman Sachs VIT Government Money Market Fund
Portfolio Company Adviser [Text Block]	Goldman Sachs
Current Expenses [Percent]	0.18%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.18%
Average Annual Total Returns, 1 Year [Percent]	4.20%
Average Annual Total Returns, 5 Years [Percent]	3.18%
Average Annual Total Returns, 10 Years [Percent]	2.11%
C000257295 [Member] | VALIC Company I Government Securities Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Government Securities Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.56%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	6.66%
Average Annual Total Returns, 5 Years [Percent]	(0.49%)
Average Annual Total Returns, 10 Years [Percent]	1.41%
C000257295 [Member] | VALIC Company I High Yield Bond Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	High Yield Bond Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP.
Current Expenses [Percent]	0.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	9.37%
Average Annual Total Returns, 5 Years [Percent]	4.20%
Average Annual Total Returns, 10 Years [Percent]	5.92%
C000257295 [Member] | VALIC Company I Inflation Protected Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Inflation Protected Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Wellington Management
Current Expenses [Percent]	0.53%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	6.00%
Average Annual Total Returns, 5 Years [Percent]	1.06%
Average Annual Total Returns, 10 Years [Percent]	2.86%
C000257295 [Member] | VALIC Company I International Government Bond Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	International Government Bond Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	PineBridge Investments LLC.
Current Expenses [Percent]	0.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	9.15%
Average Annual Total Returns, 5 Years [Percent]	(2.01%)
Average Annual Total Returns, 10 Years [Percent]	1.64%
C000257295 [Member] | Vanguard Long Term Investment Grade Fund Investor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Long-Term Investment-Grade Fund
Portfolio Company Adviser [Text Block]	Wellington Management and Vanguard
Current Expenses [Percent]	0.21%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.21%
Average Annual Total Returns, 1 Year [Percent]	7.18%
Average Annual Total Returns, 5 Years [Percent]	(3.74%)
Average Annual Total Returns, 10 Years [Percent]	2.68%
C000257295 [Member] | Vanguard Long Term Treasury Fund Investor [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Long-Term Treasury Fund
Portfolio Company Adviser [Text Block]	Vanguard
Current Expenses [Percent]	0.20%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.20%
Average Annual Total Returns, 1 Year [Percent]	5.54%
Average Annual Total Returns, 5 Years [Percent]	(7.30%)
Average Annual Total Returns, 10 Years [Percent]	(0.04%)
C000257295 [Member] | Series 1 [Member]
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	$ 6,053
Surrender Expense, 1 Year, Minimum [Dollars]	5,121
Surrender Expense, 3 Years, Maximum [Dollars]	9,323
Surrender Expense, 3 Years, Minimum [Dollars]	6,299
Surrender Expense, 5 Years, Maximum [Dollars]	12,476
Surrender Expense, 5 Years, Minimum [Dollars]	7,266
Surrender Expense, 10 Years, Maximum [Dollars]	16,427
Surrender Expense, 10 Years, Minimum [Dollars]	5,099
Annuitized Expense, 1 Year, Maximum [Dollars]	1,390
Annuitized Expense, 1 Year, Minimum [Dollars]	414
Annuitized Expense, 3 Years, Maximum [Dollars]	4,323
Annuitized Expense, 3 Years, Minimum [Dollars]	1,299
Annuitized Expense, 5 Years, Maximum [Dollars]	7,476
Annuitized Expense, 5 Years, Minimum [Dollars]	2,266
Annuitized Expense, 10 Years, Maximum [Dollars]	16,427
Annuitized Expense, 10 Years, Minimum [Dollars]	5,099
No Surrender Expense, 1 Year, Maximum [Dollars]	1,390
No Surrender Expense, 1 Year, Minimum [Dollars]	414
No Surrender Expense, 3 Years, Maximum [Dollars]	4,323
No Surrender Expense, 3 Years, Minimum [Dollars]	1,299
No Surrender Expense, 5 Years, Maximum [Dollars]	7,476
No Surrender Expense, 5 Years, Minimum [Dollars]	2,266
No Surrender Expense, 10 Years, Maximum [Dollars]	16,427
No Surrender Expense, 10 Years, Minimum [Dollars]	5,099
C000257295 [Member] | Series 2 [Member]
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	1,375
Surrender Expense, 1 Year, Minimum [Dollars]	399
Surrender Expense, 3 Years, Maximum [Dollars]	4,279
Surrender Expense, 3 Years, Minimum [Dollars]	1,254
Surrender Expense, 5 Years, Maximum [Dollars]	7,403
Surrender Expense, 5 Years, Minimum [Dollars]	2,192
Surrender Expense, 10 Years, Maximum [Dollars]	16,289
Surrender Expense, 10 Years, Minimum [Dollars]	4,952
Annuitized Expense, 1 Year, Maximum [Dollars]	1,375
Annuitized Expense, 1 Year, Minimum [Dollars]	399
Annuitized Expense, 3 Years, Maximum [Dollars]	4,279
Annuitized Expense, 3 Years, Minimum [Dollars]	1,254
Annuitized Expense, 5 Years, Maximum [Dollars]	7,403
Annuitized Expense, 5 Years, Minimum [Dollars]	2,192
Annuitized Expense, 10 Years, Maximum [Dollars]	16,289
Annuitized Expense, 10 Years, Minimum [Dollars]	4,952
No Surrender Expense, 1 Year, Maximum [Dollars]	1,375
No Surrender Expense, 1 Year, Minimum [Dollars]	399
No Surrender Expense, 3 Years, Maximum [Dollars]	4,279
No Surrender Expense, 3 Years, Minimum [Dollars]	1,254
No Surrender Expense, 5 Years, Maximum [Dollars]	7,403
No Surrender Expense, 5 Years, Minimum [Dollars]	2,192
No Surrender Expense, 10 Years, Maximum [Dollars]	16,289
No Surrender Expense, 10 Years, Minimum [Dollars]	4,952
C000257295 [Member] | Series 3 [Member]
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	6,039
Surrender Expense, 1 Year, Minimum [Dollars]	5,106
Surrender Expense, 3 Years, Maximum [Dollars]	9,279
Surrender Expense, 3 Years, Minimum [Dollars]	6,254
Surrender Expense, 5 Years, Maximum [Dollars]	12,403
Surrender Expense, 5 Years, Minimum [Dollars]	7,192
Surrender Expense, 10 Years, Maximum [Dollars]	16,289
Surrender Expense, 10 Years, Minimum [Dollars]	4,952
Annuitized Expense, 1 Year, Maximum [Dollars]	1,375
Annuitized Expense, 1 Year, Minimum [Dollars]	399
Annuitized Expense, 3 Years, Maximum [Dollars]	4,279
Annuitized Expense, 3 Years, Minimum [Dollars]	1,254
Annuitized Expense, 5 Years, Maximum [Dollars]	7,403
Annuitized Expense, 5 Years, Minimum [Dollars]	2,192
Annuitized Expense, 10 Years, Maximum [Dollars]	16,289
Annuitized Expense, 10 Years, Minimum [Dollars]	4,952
No Surrender Expense, 1 Year, Maximum [Dollars]	1,375
No Surrender Expense, 1 Year, Minimum [Dollars]	399
No Surrender Expense, 3 Years, Maximum [Dollars]	4,279
No Surrender Expense, 3 Years, Minimum [Dollars]	1,254
No Surrender Expense, 5 Years, Maximum [Dollars]	7,403
No Surrender Expense, 5 Years, Minimum [Dollars]	2,192
No Surrender Expense, 10 Years, Maximum [Dollars]	16,289
No Surrender Expense, 10 Years, Minimum [Dollars]	4,952
C000257295 [Member] | Series 4 [Member]
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	6,039
Surrender Expense, 1 Year, Minimum [Dollars]	5,106
Surrender Expense, 3 Years, Maximum [Dollars]	9,279
Surrender Expense, 3 Years, Minimum [Dollars]	6,254
Surrender Expense, 5 Years, Maximum [Dollars]	12,403
Surrender Expense, 5 Years, Minimum [Dollars]	7,192
Surrender Expense, 10 Years, Maximum [Dollars]	16,289
Surrender Expense, 10 Years, Minimum [Dollars]	4,952
Annuitized Expense, 1 Year, Maximum [Dollars]	1,375
Annuitized Expense, 1 Year, Minimum [Dollars]	399
Annuitized Expense, 3 Years, Maximum [Dollars]	4,279
Annuitized Expense, 3 Years, Minimum [Dollars]	1,254
Annuitized Expense, 5 Years, Maximum [Dollars]	7,403
Annuitized Expense, 5 Years, Minimum [Dollars]	2,192
Annuitized Expense, 10 Years, Maximum [Dollars]	16,289
Annuitized Expense, 10 Years, Minimum [Dollars]	4,952
No Surrender Expense, 1 Year, Maximum [Dollars]	1,375
No Surrender Expense, 1 Year, Minimum [Dollars]	399
No Surrender Expense, 3 Years, Maximum [Dollars]	4,279
No Surrender Expense, 3 Years, Minimum [Dollars]	1,254
No Surrender Expense, 5 Years, Maximum [Dollars]	7,403
No Surrender Expense, 5 Years, Minimum [Dollars]	2,192
No Surrender Expense, 10 Years, Maximum [Dollars]	16,289
No Surrender Expense, 10 Years, Minimum [Dollars]	4,952
C000257295 [Member] | Series 5 [Member]
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	6,039
Surrender Expense, 1 Year, Minimum [Dollars]	5,106
Surrender Expense, 3 Years, Maximum [Dollars]	9,279
Surrender Expense, 3 Years, Minimum [Dollars]	6,254
Surrender Expense, 5 Years, Maximum [Dollars]	12,403
Surrender Expense, 5 Years, Minimum [Dollars]	7,192
Surrender Expense, 10 Years, Maximum [Dollars]	16,289
Surrender Expense, 10 Years, Minimum [Dollars]	4,952
Annuitized Expense, 1 Year, Maximum [Dollars]	1,375
Annuitized Expense, 1 Year, Minimum [Dollars]	399
Annuitized Expense, 3 Years, Maximum [Dollars]	4,279
Annuitized Expense, 3 Years, Minimum [Dollars]	1,254
Annuitized Expense, 5 Years, Maximum [Dollars]	7,403
Annuitized Expense, 5 Years, Minimum [Dollars]	2,192
Annuitized Expense, 10 Years, Maximum [Dollars]	16,289
Annuitized Expense, 10 Years, Minimum [Dollars]	4,952
No Surrender Expense, 1 Year, Maximum [Dollars]	1,375
No Surrender Expense, 1 Year, Minimum [Dollars]	399
No Surrender Expense, 3 Years, Maximum [Dollars]	4,279
No Surrender Expense, 3 Years, Minimum [Dollars]	1,254
No Surrender Expense, 5 Years, Maximum [Dollars]	7,403
No Surrender Expense, 5 Years, Minimum [Dollars]	2,192
No Surrender Expense, 10 Years, Maximum [Dollars]	16,289
No Surrender Expense, 10 Years, Minimum [Dollars]	4,952
C000257295 [Member] | Series 6 [Member]
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	1,375
Surrender Expense, 1 Year, Minimum [Dollars]	399
Surrender Expense, 3 Years, Maximum [Dollars]	4,279
Surrender Expense, 3 Years, Minimum [Dollars]	1,254
Surrender Expense, 5 Years, Maximum [Dollars]	7,403
Surrender Expense, 5 Years, Minimum [Dollars]	2,192
Surrender Expense, 10 Years, Maximum [Dollars]	16,289
Surrender Expense, 10 Years, Minimum [Dollars]	4,952
Annuitized Expense, 1 Year, Maximum [Dollars]	1,375
Annuitized Expense, 1 Year, Minimum [Dollars]	399
Annuitized Expense, 3 Years, Maximum [Dollars]	4,279
Annuitized Expense, 3 Years, Minimum [Dollars]	1,254
Annuitized Expense, 5 Years, Maximum [Dollars]	7,403
Annuitized Expense, 5 Years, Minimum [Dollars]	2,192
Annuitized Expense, 10 Years, Maximum [Dollars]	16,289
Annuitized Expense, 10 Years, Minimum [Dollars]	4,952
No Surrender Expense, 1 Year, Maximum [Dollars]	1,375
No Surrender Expense, 1 Year, Minimum [Dollars]	399
No Surrender Expense, 3 Years, Maximum [Dollars]	4,279
No Surrender Expense, 3 Years, Minimum [Dollars]	1,254
No Surrender Expense, 5 Years, Maximum [Dollars]	7,403
No Surrender Expense, 5 Years, Minimum [Dollars]	2,192
No Surrender Expense, 10 Years, Maximum [Dollars]	16,289
No Surrender Expense, 10 Years, Minimum [Dollars]	4,952
C000257295 [Member] | Series 7 [Member]
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	6,039
Surrender Expense, 1 Year, Minimum [Dollars]	5,106
Surrender Expense, 3 Years, Maximum [Dollars]	9,279
Surrender Expense, 3 Years, Minimum [Dollars]	6,254
Surrender Expense, 5 Years, Maximum [Dollars]	12,403
Surrender Expense, 5 Years, Minimum [Dollars]	7,192
Surrender Expense, 10 Years, Maximum [Dollars]	16,289
Surrender Expense, 10 Years, Minimum [Dollars]	4,952
Annuitized Expense, 1 Year, Maximum [Dollars]	1,375
Annuitized Expense, 1 Year, Minimum [Dollars]	399
Annuitized Expense, 3 Years, Maximum [Dollars]	4,279
Annuitized Expense, 3 Years, Minimum [Dollars]	1,254
Annuitized Expense, 5 Years, Maximum [Dollars]	7,403
Annuitized Expense, 5 Years, Minimum [Dollars]	2,192
Annuitized Expense, 10 Years, Maximum [Dollars]	16,289
Annuitized Expense, 10 Years, Minimum [Dollars]	4,952
No Surrender Expense, 1 Year, Maximum [Dollars]	1,375
No Surrender Expense, 1 Year, Minimum [Dollars]	399
No Surrender Expense, 3 Years, Maximum [Dollars]	4,279
No Surrender Expense, 3 Years, Minimum [Dollars]	1,254
No Surrender Expense, 5 Years, Maximum [Dollars]	7,403
No Surrender Expense, 5 Years, Minimum [Dollars]	2,192
No Surrender Expense, 10 Years, Maximum [Dollars]	16,289
No Surrender Expense, 10 Years, Minimum [Dollars]	4,952
C000257295 [Member] | Series 8 [Member]
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	6,039
Surrender Expense, 1 Year, Minimum [Dollars]	5,106
Surrender Expense, 3 Years, Maximum [Dollars]	9,279
Surrender Expense, 3 Years, Minimum [Dollars]	6,254
Surrender Expense, 5 Years, Maximum [Dollars]	12,403
Surrender Expense, 5 Years, Minimum [Dollars]	7,192
Surrender Expense, 10 Years, Maximum [Dollars]	16,289
Surrender Expense, 10 Years, Minimum [Dollars]	4,952
Annuitized Expense, 1 Year, Maximum [Dollars]	1,375
Annuitized Expense, 1 Year, Minimum [Dollars]	399
Annuitized Expense, 3 Years, Maximum [Dollars]	4,279
Annuitized Expense, 3 Years, Minimum [Dollars]	1,254
Annuitized Expense, 5 Years, Maximum [Dollars]	7,403
Annuitized Expense, 5 Years, Minimum [Dollars]	2,192
Annuitized Expense, 10 Years, Maximum [Dollars]	16,289
Annuitized Expense, 10 Years, Minimum [Dollars]	4,952
No Surrender Expense, 1 Year, Maximum [Dollars]	1,375
No Surrender Expense, 1 Year, Minimum [Dollars]	399
No Surrender Expense, 3 Years, Maximum [Dollars]	4,279
No Surrender Expense, 3 Years, Minimum [Dollars]	1,254
No Surrender Expense, 5 Years, Maximum [Dollars]	7,403
No Surrender Expense, 5 Years, Minimum [Dollars]	2,192
No Surrender Expense, 10 Years, Maximum [Dollars]	16,289
No Surrender Expense, 10 Years, Minimum [Dollars]	4,952
C000257295 [Member] | Series 9 [Member]
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	6,053
Surrender Expense, 1 Year, Minimum [Dollars]	5,121
Surrender Expense, 3 Years, Maximum [Dollars]	9,323
Surrender Expense, 3 Years, Minimum [Dollars]	6,299
Surrender Expense, 5 Years, Maximum [Dollars]	12,476
Surrender Expense, 5 Years, Minimum [Dollars]	7,266
Surrender Expense, 10 Years, Maximum [Dollars]	16,427
Surrender Expense, 10 Years, Minimum [Dollars]	5,099
Annuitized Expense, 1 Year, Maximum [Dollars]	1,390
Annuitized Expense, 1 Year, Minimum [Dollars]	414
Annuitized Expense, 3 Years, Maximum [Dollars]	4,323
Annuitized Expense, 3 Years, Minimum [Dollars]	1,299
Annuitized Expense, 5 Years, Maximum [Dollars]	7,476
Annuitized Expense, 5 Years, Minimum [Dollars]	2,266
Annuitized Expense, 10 Years, Maximum [Dollars]	16,427
Annuitized Expense, 10 Years, Minimum [Dollars]	5,099
No Surrender Expense, 1 Year, Maximum [Dollars]	1,390
No Surrender Expense, 1 Year, Minimum [Dollars]	414
No Surrender Expense, 3 Years, Maximum [Dollars]	4,323
No Surrender Expense, 3 Years, Minimum [Dollars]	1,299
No Surrender Expense, 5 Years, Maximum [Dollars]	7,476
No Surrender Expense, 5 Years, Minimum [Dollars]	2,266
No Surrender Expense, 10 Years, Maximum [Dollars]	16,427
No Surrender Expense, 10 Years, Minimum [Dollars]	5,099
C000257295 [Member] | Series 10 [Member]
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	6,039
Surrender Expense, 1 Year, Minimum [Dollars]	5,106
Surrender Expense, 3 Years, Maximum [Dollars]	9,279
Surrender Expense, 3 Years, Minimum [Dollars]	6,254
Surrender Expense, 5 Years, Maximum [Dollars]	12,403
Surrender Expense, 5 Years, Minimum [Dollars]	7,192
Surrender Expense, 10 Years, Maximum [Dollars]	16,289
Surrender Expense, 10 Years, Minimum [Dollars]	4,952
Annuitized Expense, 1 Year, Maximum [Dollars]	1,375
Annuitized Expense, 1 Year, Minimum [Dollars]	399
Annuitized Expense, 3 Years, Maximum [Dollars]	4,279
Annuitized Expense, 3 Years, Minimum [Dollars]	1,254
Annuitized Expense, 5 Years, Maximum [Dollars]	7,403
Annuitized Expense, 5 Years, Minimum [Dollars]	2,192
Annuitized Expense, 10 Years, Maximum [Dollars]	16,289
Annuitized Expense, 10 Years, Minimum [Dollars]	4,952
No Surrender Expense, 1 Year, Maximum [Dollars]	1,375
No Surrender Expense, 1 Year, Minimum [Dollars]	399
No Surrender Expense, 3 Years, Maximum [Dollars]	4,279
No Surrender Expense, 3 Years, Minimum [Dollars]	1,254
No Surrender Expense, 5 Years, Maximum [Dollars]	7,403
No Surrender Expense, 5 Years, Minimum [Dollars]	2,192
No Surrender Expense, 10 Years, Maximum [Dollars]	16,289
No Surrender Expense, 10 Years, Minimum [Dollars]	4,952
C000257295 [Member] | Series 11 [Member]
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	1,375
Surrender Expense, 1 Year, Minimum [Dollars]	399
Surrender Expense, 3 Years, Maximum [Dollars]	4,279
Surrender Expense, 3 Years, Minimum [Dollars]	1,254
Surrender Expense, 5 Years, Maximum [Dollars]	7,403
Surrender Expense, 5 Years, Minimum [Dollars]	2,192
Surrender Expense, 10 Years, Maximum [Dollars]	16,289
Surrender Expense, 10 Years, Minimum [Dollars]	4,952
Annuitized Expense, 1 Year, Maximum [Dollars]	1,375
Annuitized Expense, 1 Year, Minimum [Dollars]	399
Annuitized Expense, 3 Years, Maximum [Dollars]	4,279
Annuitized Expense, 3 Years, Minimum [Dollars]	1,254
Annuitized Expense, 5 Years, Maximum [Dollars]	7,403
Annuitized Expense, 5 Years, Minimum [Dollars]	2,192
Annuitized Expense, 10 Years, Maximum [Dollars]	16,289
Annuitized Expense, 10 Years, Minimum [Dollars]	4,952
No Surrender Expense, 1 Year, Maximum [Dollars]	1,375
No Surrender Expense, 1 Year, Minimum [Dollars]	399
No Surrender Expense, 3 Years, Maximum [Dollars]	4,279
No Surrender Expense, 3 Years, Minimum [Dollars]	1,254
No Surrender Expense, 5 Years, Maximum [Dollars]	7,403
No Surrender Expense, 5 Years, Minimum [Dollars]	2,192
No Surrender Expense, 10 Years, Maximum [Dollars]	16,289
No Surrender Expense, 10 Years, Minimum [Dollars]	4,952
C000257295 [Member] | Series 12 [Member]
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	1,375
Surrender Expense, 1 Year, Minimum [Dollars]	399
Surrender Expense, 3 Years, Maximum [Dollars]	4,279
Surrender Expense, 3 Years, Minimum [Dollars]	1,254
Surrender Expense, 5 Years, Maximum [Dollars]	7,403
Surrender Expense, 5 Years, Minimum [Dollars]	2,192
Surrender Expense, 10 Years, Maximum [Dollars]	16,289
Surrender Expense, 10 Years, Minimum [Dollars]	4,952
Annuitized Expense, 1 Year, Maximum [Dollars]	1,375
Annuitized Expense, 1 Year, Minimum [Dollars]	399
Annuitized Expense, 3 Years, Maximum [Dollars]	4,279
Annuitized Expense, 3 Years, Minimum [Dollars]	1,254
Annuitized Expense, 5 Years, Maximum [Dollars]	7,403
Annuitized Expense, 5 Years, Minimum [Dollars]	2,192
Annuitized Expense, 10 Years, Maximum [Dollars]	16,289
Annuitized Expense, 10 Years, Minimum [Dollars]	4,952
No Surrender Expense, 1 Year, Maximum [Dollars]	1,375
No Surrender Expense, 1 Year, Minimum [Dollars]	399
No Surrender Expense, 3 Years, Maximum [Dollars]	4,279
No Surrender Expense, 3 Years, Minimum [Dollars]	1,254
No Surrender Expense, 5 Years, Maximum [Dollars]	7,403
No Surrender Expense, 5 Years, Minimum [Dollars]	2,192
No Surrender Expense, 10 Years, Maximum [Dollars]	16,289
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 4,952